Other Debt Securities - Summary of Other Debt Securities (Parenthetical) (Detail) - ARS ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Swap contract [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Gains on change in fair value of derivatives	$ 675,939
Other debt securities [member] | Swap contract [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Losses on change in fair value of derivatives	233,960
Gains on change in fair value of derivatives		$ 979,729
Corporate Bonds YPF SA Class 043 - Maturity: 10-21-2023 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			10-21-2023
Debt Securities in Financial Trusts Secubono Series 209 Class A - Maturity: 05-30-2022 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			05-30-2022
Letters of National Estate in pesos adjusted by CER – Maturity: 02-17-2023 | Other debt securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		20,900,000,000
Letters of National Estate in pesos adjusted by CER – Maturity: 01-20-2023 | Other debt securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		290,000,000
Letters of National Estate in pesos to discount – Maturity: 02-28-2023 | Other debt securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value		$ 12,893,000,000
Letters of National treasury in pesos to discount – Maturity: 06-30-2023 | Other debt securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	26,640,975,851
Letters of National Estate in pesos adjusted by CER – Maturity: 06-16-2023 | Other debt securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	4,516,000,000
Letters of National Estate in pesos adjusted by CER – Maturity: 05-19-2023 | Other debt securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt instrument face value	$ 1,759,369,713
Corporate Bonds Vista Energy Argentina SAU Class 13 - Maturity: 08-08-2024 | Level 1 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			08-08-2024
Corporate Bonds Vista Oil & Gas Argentina SAU Class 15 - Maturity: 01-20-2025 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-20-2025
Debt Securities in Financial Trusts Confibono Series 65 Class A - Maturity: 07-20-2023 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			07-20-2023
Debt Securities in Financial Trusts Secubono Series 221 Class A - Maturity: 07-28-2023 | Level 2 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			07-28-2023
Debt Securities in Financial Trusts Secubono Series 222 Class A - Maturity: 08-28-2023 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			08-28-2023
Debt Securities in Financial Trusts Secubono Series 219 Class A - Maturity: 04-28-2023 | Level 3 [member] | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			04-28-2023
Debt Securities in Financial Trusts Red Surcos Series 020 Class A - Maturity: 07-15-2022 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			07-15-2022
Corporate Bonds Banco Santander Rio SA Class 021 - Maturity: 01-26-2022 | Private Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-26-2022
Foreign Government securities [member] | US Treasury Bill – Maturity: 01-20-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-20-2022
Foreign Government securities [member] | US Treasury Bill – Maturity: 01-10-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-10-2023
Foreign Government securities [member] | US Treasury Bill – Maturity: 01-17-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-17-2023
Foreign Government securities [member] | US Treasury Bill – Maturity: 01-19-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-19-2023
Local Government Securities [member] | Federal government treasury bonds in pesos adjustment by CER - Maturity: 08-13-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			08-13-2023
Local Government Securities [member] | Bonds of treasury of federal government in pesos adjusted by CER - Maturity: 03-25-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			03-25-2023
Local Government Securities [member] | Treasury bills of Province of Neuquén Series 1 Class 1 - Maturity: 04-07-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			04-07-2022
Local Government Securities [member] | Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			04-12-2022
Local Government Securities [member] | Treasury bills of Province of Neuquén Series 4 Class 1 in pesos - Maturity: 02-28-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			02-28-2022
Local Government Securities [member] | Letters of National Estate in pesos adjusted by CER at discount - Maturity: 02-17-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			02-17-2023
Local Government Securities [member] | Letters of National treasury in pesos to discount - Maturity: 02-28-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			02-28-2023
Local Government Securities [member] | Letters of National treasury in pesos to discount - Maturity: 03-31-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			03-31-2023
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CERMaturity 05192023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			05-19-2023
Local Government Securities [member] | Letters Of National Estate In Pesos at Discount Maturity 04282023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			04-28-2023
Local Government Securities [member] | Federal government treasury bonds in pesos adjusted by CERMaturity 03062023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			03-06-2023
Local Government Securities [member] | Bonds Of Federal Government In Dollars Step Up Maturity 07092030 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			07-09-2030
Local Government Securities [member] | Letters of National Estate in pesos adjusted by CER at discount - Maturity: 01-20-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-20-2023
Local Government Securities [member] | Bonds of treasury of federal government in pesos - Maturity: 05-23-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			05-23-2027
Local Government Securities [member] | Bonds of treasury of federal government in pesos Badlar x 0.7 - Maturity: 11-23-2027
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			11-23-2027
Local Government Securities [member] | Discount bonds denominated in pesos at 5.83% - Maturity: 12-31-2033
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			12-31-2033
Local Government Securities [member] | Debt securities of Province of Río Negro in pesos - Maturity: 04-12-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			04-12-2023
Local Government Securities [member] | Bonds of treasury of federal government in pesos at 22% - Maturity: 05-21-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			05-21-2022
Local Government Securities [member] | Treasury bills of Province of Río Negro Series 02 in pesos - Maturity: 06-15-2023
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			06-15-2023
Local Government Securities [member] | Treasury bills of Province of Río Negro Series 02 Class 01 - Maturity: 06-15-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			06-15-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-04-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-04-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-27-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-27-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-18-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-18-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-11-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-11-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-13-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-13-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-25-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-25-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-06-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-06-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-20-2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-20-2022
Central Bank of Argentina Bills [member] | Liquidity letters of Central Bank of Argentina in pesos - Maturity: 01-03-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-03-2023
Central Bank of Argentina Bills [member] | Liquidity Letters Of Central Bank Of Argentina In Pesos Maturity: 01-24-2023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-24-2023
Central Bank of Argentina Bills [member] | Liquidity Letters Of Central Bank Of Argentina In Pesos Maturity01052023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-05-2023
Central Bank of Argentina Bills [member] | Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-26-2023 | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-26-2023
Central Bank of Argentina Bills [member] | Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-10-2023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-10-2023
Central Bank of Argentina Bills [member] | Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-12-2023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-12-2023
Central Bank of Argentina Bills [member] | Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-17-2023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-17-2023
Central Bank of Argentina Bills [member] | Liquidity Letters of Central Bank of Argentina in Pesos Maturity: 01-19-2023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-19-2023
Central Bank of Argentina Bills [member] | Internal letters of BCRA exchange rate of reference to rate 0 - Maturity – Maturity: 09-20-2023 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			09-20-2023
Central Bank of Argentina Bills [member] | Internal letters of BCRA exchange rate of reference to rate 0 - Maturity – Maturity: 09-22-2023 | Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			09-22-2023
Central Bank of Argentina Notes [Member] | Liquidity Notes of Central Bank of Argentina in Pesos Maturity: 01-04-2023 [Member] | Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Debt securities measured at fair value through other comprehensive income, maturity date			01-04-2023